LONG TERM INVESTMENTS	12 Months Ended
Dec. 31, 2011
LONG TERM INVESTMENTS
LONG TERM INVESTMENTS

10.                   LONG TERM INVESTMENTS

On July 20, 2011, the Company entered into an agreement with an unlisted company in the PRC and invested an amount of RMB8,900,000 in the unlisted company as a Limited Partner. The initial installment of RMB6,200,000 was paid in August 2011, and the second installment of RMB 2,900,000 million was paid in October 2011. Given that the Company holds less than three percent interest in the unlisted company, the Company has accounted for such investment using the cost method. There were no indicators of impairment noted associated with this investment as of December 31, 2011.